Operating expenses (Tables)	6 Months Ended
Dec. 31, 2020
Operating expenses
Schedule of operating expenses

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
	£’000	£’000	£’000	£’000
Employee benefit expenses	(81,750)	(70,965)	(153,657)	(141,175)
Depreciation - property, plant and equipment (note 13)	(3,167)	(3,133)	(6,466)	(6,273)
Depreciation – right-of-use assets (note 14)	(426)	(404)	(848)	(808)
Depreciation - investment property (note 15)	(70)	(89)	(135)	(187)
Amortization (note 16)	(32,459)	(31,257)	(64,002)	(63,444)
Other operating expenses	(20,787)	(25,405)	(37,024)	(55,787)
	(138,659)	(131,253)	(262,132)	(267,674)